PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets		$ 0	$ 0
Impairment of long-lived assets	$ 1,246,000	0	0
Impairment of goodwill	0	23,041,000	0
Impairment of equity method investments		$ 0	0
Dividends payments	$ 0
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group has one reportable segment that focuses on the research and development of precision immuno-oncology agents for the treatment of cancer. The CODM reviews the financial information presented on a consolidated basis and measures the profit or loss of the segment using consolidated net income (loss) from continuing operations that is also reported on the consolidated statements of comprehensive and uses cash and cash equivalents and short-term investments to measure segment assets.
Number of reportable segments | Segment	1
Operating expenses reclassified from administrative expenses to research and development expenses			$ 800,000